Derivative Financial Instruments (Schedule Of Derivative Instruments Not Designated As Hedging Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	¥ (13,235)	¥ 2,222	¥ 3,035
Foreign Exchange Contract | Foreign Currency Gain (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	(9,680)	(373)	2,659
Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income		55
Currency Swap | Foreign Currency Gain (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	(495)
Interest Rate Swap Contracts | Other-Net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	(25)	(104)	32
Cross Currency Interest Rate Contract | Other-Net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	¥ (3,035)	¥ 2,644	¥ 344